Reserves - Schedule of Reserves of Share Based Payments (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reserves of Share Based Payments [Line Items]
Reserve of share-based payments		$ 5,342,304	$ 4,806,203	$ 3,972,475	$ 3,565,918
Reserve of Free-attaching options
Reserve of Share Based Payments for Warrants/Free-attaching options [Member]
Schedule of Reserves of Share Based Payments [Line Items]
Reserve of share-based payments		5,342,304	4,806,203	3,972,475
Reserve of Free-attaching options	[1]

[1]

On January 8, 2024 a total of 457,142,830 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On January 8, 2024 a total of 1,371,428,567 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On February 2, 2024 a total of 190,476,123 free attaching options with an exercise price of A$0.002, expiring on August 31, 2026 were issued.

On February 2, 2024 a total of 571,428,556 free attaching options with an exercise price of A$0.007, expiring on August 31, 2024 were issued.

On April 15, 2024 a total of 285,087,715 free attaching options with an exercise price of A$0.01, expiring on August 31, 2026 were issued.

On April 23, 2025 a total of 1,222,300,911 free attaching options with an exercise price if A$0.028, expiring on February 26, 2027 were issued.